Guarantees provided between the related parties (Details) ر.س in Thousands, RM in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)		Dec. 31, 2020 SAR (ر.س)	Dec. 31, 2020 MYR (RM)
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.	Shuweihat Asia Power Investment B.V.
Name of Principal obligor	Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company	Shuweihat Asia Operation & Maintenance Company
Amount of guarantees | $			$ 11,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company	Rabigh Electricity Company
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited	Rabigh Operation & Maintenance Company Limited
Amount of guarantees | $			$ 1,387
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	SMBC Ho Chi Minh and others		SMBC Ho Chi Minh and others		SMBC Ho Chi Minh and others	SMBC Ho Chi Minh and others
Name of Principal obligor	Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC	Nghi Son 2 Power LLC
Amount of guarantees | $			$ 70,000
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	SMBC Singapore		SMBC Singapore		SMBC Singapore	SMBC Singapore
Name of Principal obligor	Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC	Nghi Son 2 Power LLC
Amount of guarantees | $			$ 285,000
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Name of Principal obligor	Barakah One Company		Barakah One Company		Barakah One Company	Barakah One Company
Amount of guarantees | $			$ 900,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Name of Principal obligor	Barakah One Company		Barakah One Company		Barakah One Company	Barakah One Company
Amount of guarantees | $			$ 4,439,920
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others	EPS Renewables Holdings, LLC, Santander Bank and others
Name of Principal obligor	RE Holiday Holdings LLC		RE Holiday Holdings LLC		RE Holiday Holdings LLC	RE Holiday Holdings LLC
Amount of guarantees | $			$ 206,494	[1]
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others	EPS Renewables Holdings, LLC, Santander Bank and others
Name of Principal obligor	RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC	RE Pioneer Holdings LLC
Amount of guarantees | $			$ 158,718
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	Firstar Development, LLC, Santander Bank and others		Firstar Development, LLC, Santander Bank and others		Firstar Development, LLC, Santander Bank and others	Firstar Development, LLC, Santander Bank and others
Name of Principal obligor	RE Barren Ridge 1 Holdings LLC		RE Barren Ridge 1 Holdings LLC		RE Barren Ridge 1 Holdings LLC	RE Barren Ridge 1 Holdings LLC
Amount of guarantees | $			$ 135,783	[1]
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank	Hana Bank
Name of Principal obligor	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company	Rabigh Electricity Company
Amount of guarantees | ر.س					ر.س 6,508
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank	Hana Bank
Name of Principal obligor	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company	Rabigh Electricity Company
Amount of guarantees | ر.س					ر.س 68,054
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	ING Bank		ING Bank		ING Bank	ING Bank
Name of Principal obligor	Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.	Shuweihat Asia Power Investment B.V.
Amount of guarantees | $			$ 100,000
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank	Shinhan Bank
Name of Principal obligor	Amman Asia Electric Power Company		Amman Asia Electric Power Company		Amman Asia Electric Power Company	Amman Asia Electric Power Company
Amount of guarantees | $			$ 16,800
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation	Korea Electric Power Corporation
Name of Guarantee	Maybank		Maybank		Maybank	Maybank
Name of Principal obligor	Pulau Indah Power Plant Sdn. Bhd.		Pulau Indah Power Plant Sdn. Bhd.		Pulau Indah Power Plant Sdn. Bhd.	Pulau Indah Power Plant Sdn. Bhd.
Amount of guarantees | RM						RM 7,500
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.	Cheongna Energy Co., Ltd.
Amount of guarantees	₩ 4,940
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.	Cheongna Energy Co., Ltd.
Amount of guarantees	₩ 0	[2]
Payment guarantees for business reserve
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank	Krung Thai Bank
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees | $			$ 2,500
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank	Krung Thai Bank
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees	₩ 64,570
Impounding bonus guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	SK E&C		SK E&C		SK E&C	SK E&C
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees | $			$ 5,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	National Bank of Kuwait		National Bank of Kuwait		National Bank of Kuwait	National Bank of Kuwait
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited	Rabigh Operation & Maintenance Company Limited
Amount of guarantees | ر.س					ر.س 11,200
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Korea Development Bank		Korea Development Bank		Korea Development Bank	Korea Development Bank
Name of Principal obligor	Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.	Daegu Photovoltaic Co., Ltd.
Amount of guarantees	₩ 2,066
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.
Amount of guarantees	₩ 45,041	[3]
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	BNK Securities		BNK Securities		BNK Securities	BNK Securities
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.
Amount of guarantees	₩ 20,300
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Woori Bank		Woori Bank		Woori Bank	Woori Bank
Name of Principal obligor	PT. Mutiara Jawa		PT. Mutiara Jawa		PT. Mutiara Jawa	PT. Mutiara Jawa
Amount of guarantees	₩ 1,780
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank	Nonghyup Bank
Name of Principal obligor	Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Amount of guarantees	₩ 210
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Kookmin Bank		Kookmin Bank		Kookmin Bank	Kookmin Bank
Name of Principal obligor	Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.
Amount of guarantees	₩ 69,591
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank	Nonghyup Bank
Name of Principal obligor	Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.	Haemodum Solar Co., Ltd.
Amount of guarantees	₩ 3,065
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Sam-Yang Photovoltaic Power Co., Ltd.		Sam-Yang Photovoltaic Power Co., Ltd.		Sam-Yang Photovoltaic Power Co., Ltd.	Sam-Yang Photovoltaic Power Co., Ltd.
Amount of guarantees	₩ 5,535
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Sam-Yang Photovoltaic Power Co., Ltd.		Sam-Yang Photovoltaic Power Co., Ltd.		Sam-Yang Photovoltaic Power Co., Ltd.	Sam-Yang Photovoltaic Power Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	IBK and others		IBK and others		IBK and others	IBK and others
Name of Principal obligor	Muan Solar park Co., Ltd.		Muan Solar park Co., Ltd.		Muan Solar park Co., Ltd.	Muan Solar park Co., Ltd.
Amount of guarantees	₩ 4,180
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others	Hana Bank and others
Name of Principal obligor	Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.
Amount of guarantees	₩ 5,510
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others	Hana Bank and others
Name of Principal obligor	Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.
Amount of guarantees	₩ 5,378
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.	Seokmun Energy Co., Ltd.
Amount of guarantees	₩ 14,814
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.	Seokmun Energy Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.	Chun-cheon Energy Co., Ltd.
Amount of guarantees	₩ 27,518
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.	Chun-cheon Energy Co., Ltd.
Amount of guarantees	₩ 90,800	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.	Honam Wind Power Co., Ltd.
Amount of guarantees	₩ 3,887
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.	Honam Wind Power Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.
Amount of guarantees	₩ 244,426
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.
Amount of guarantees	₩ 3,124
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	KDB Capital Corporation and others		KDB Capital Corporation and others		KDB Capital Corporation and others	KDB Capital Corporation and others
Name of Principal obligor	Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.
Amount of guarantees	₩ 17,256
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	KDB Capital Corporation and others		KDB Capital Corporation and others		KDB Capital Corporation and others	KDB Capital Corporation and others
Name of Principal obligor	Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.	Daesan Green Energy Co., Ltd.
Amount of guarantees	₩ 22,552
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.	Daesan Green Energy Co., Ltd.
Amount of guarantees	₩ 18,989	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others	Samsung Fire & Marine Insurance Co., Ltd. and others
Name of Principal obligor	Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.	Taebaek Gadeoksan Wind Power Co., Ltd.
Amount of guarantees	₩ 13,362
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Sumitomo mitsui banking		Sumitomo mitsui banking		Sumitomo mitsui banking	Sumitomo mitsui banking
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia
Amount of guarantees | $			$ 24,544
Other guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	PT Adaro Indonesia		PT Adaro Indonesia		PT Adaro Indonesia	PT Adaro Indonesia
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia
Amount of guarantees | $			$ 3,150
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Sumitomo mitsui banking and others		Sumitomo mitsui banking and others		Sumitomo mitsui banking and others	Sumitomo mitsui banking and others
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	MUFG and others		MUFG and others		MUFG and others	MUFG and others
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia
Amount of guarantees	₩ 33,063
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Societe Generale		Societe Generale		Societe Generale	Societe Generale
Name of Principal obligor	South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited	South Jamaica Power Company Limited
Amount of guarantees | $			$ 14,400
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others	JCSD Trustee Services Limited and others
Name of Principal obligor	South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited	South Jamaica Power Company Limited
Amount of guarantees	₩ 31,897
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	EWP Barbados 1 SRL		EWP Barbados 1 SRL		EWP Barbados 1 SRL	EWP Barbados 1 SRL
Name of Guarantee	JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others	JCSD Trustee Services Limited and others
Name of Principal obligor	South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited	South Jamaica Power Company Limited
Amount of guarantees	₩ 0	[2],[4]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others	Mirae Asset Daewoo Co., Ltd. and others
Name of Principal obligor	DE Energia SpA		DE Energia SpA		DE Energia SpA	DE Energia SpA
Amount of guarantees	₩ 8,187
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others	Mirae Asset Daewoo Co., Ltd. and others
Name of Principal obligor	DE Energia SpA		DE Energia SpA		DE Energia SpA	DE Energia SpA
Amount of guarantees | $			$ 5,728
Payment guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank	Hana Bank
Name of Principal obligor	DE Energia SpA		DE Energia SpA		DE Energia SpA	DE Energia SpA
Amount of guarantees | $			$ 1,066	[5]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name of Guarantee	Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others	Mirae Asset Life Insurance Co., Ltd. and others
Name of Principal obligor	Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.	Bitsolar Energy Co., Ltd.
Amount of guarantees	₩ 352
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	KNH Solar Co., Ltd.		KNH Solar Co., Ltd.		KNH Solar Co., Ltd.	KNH Solar Co., Ltd.
Amount of guarantees	₩ 2,436
Performance guarantees and guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	KNH Solar Co., Ltd.		KNH Solar Co., Ltd.		KNH Solar Co., Ltd.	KNH Solar Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.	Daeryun Power Co., Ltd.
Amount of guarantees	₩ 26,353
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.	Daeryun Power Co., Ltd.
Amount of guarantees	₩ 8,000	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.	Daegu Green Power Co., Ltd.
Amount of guarantees	₩ 23,045
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.	Daegu Green Power Co., Ltd.
Amount of guarantees	₩ 0
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG	Hana Bank, MUFG
Name of Principal obligor	Kelar S.A		Kelar S.A		Kelar S.A	Kelar S.A
Amount of guarantees | $			$ 57,987
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank	Shinhan Bank
Name of Principal obligor	Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC	Daehan Wind Power PSC
Amount of guarantees | $			$ 3,600
Payment guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank	Hana Bank
Name of Principal obligor	Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC	Daehan Wind Power PSC
Amount of guarantees | $			$ 1,898	[6]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others	Woori Bank and Shinhan Bank and others
Name of Principal obligor	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.
Amount of guarantees	₩ 5,027
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others	Woori Bank and Shinhan Bank and others
Name of Principal obligor	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.
Amount of guarantees	₩ 0
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.
Amount of guarantees	₩ 3,087
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	SK Securities.Co., LTD., KDB Capital Corporation, and others		SK Securities.Co., LTD., KDB Capital Corporation, and others		SK Securities.Co., LTD., KDB Capital Corporation, and others	SK Securities.Co., LTD., KDB Capital Corporation, and others
Name of Principal obligor	Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.	Jeongam Wind Power Co., Ltd.
Amount of guarantees	₩ 0
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	SK Securities.Co., LTD., KDB Capital Corporation, and others		SK Securities.Co., LTD., KDB Capital Corporation, and others		SK Securities.Co., LTD., KDB Capital Corporation, and others	SK Securities.Co., LTD., KDB Capital Corporation, and others
Name of Principal obligor	Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.	Jeongam Wind Power Co., Ltd.
Amount of guarantees	₩ 4,620
Payment guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	SEM Investment Co., Ltd.		SEM Investment Co., Ltd.		SEM Investment Co., Ltd.	SEM Investment Co., Ltd.
Name of Principal obligor	Samcheok Eco Materials Co., Ltd.		Samcheok Eco Materials Co., Ltd.		Samcheok Eco Materials Co., Ltd.	Samcheok Eco Materials Co., Ltd.
Amount of guarantees	₩ 0	[7]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.	Solaseado Solar Power Co., Ltd.
Amount of guarantees	₩ 7,379
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	IBK and others		IBK and others		IBK and others	IBK and others
Name of Principal obligor	Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.
Amount of guarantees	₩ 0	[8]
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	IBK and others		IBK and others		IBK and others	IBK and others
Name of Principal obligor	Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.
Amount of guarantees	₩ 30,000	[2]
Guarantees for other supplemental funding and performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name of Guarantee	IBK and others		IBK and others		IBK and others	IBK and others
Name of Principal obligor	Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA	KOSPO Chile SpA
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.	Kelar S.A.
Amount of guarantees	₩ 71,449
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA	KOSPO Chile SpA
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Chester Solar I SpA		Chester Solar I SpA		Chester Solar I SpA	Chester Solar I SpA
Amount of guarantees	₩ 1,621
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA	KOSPO Chile SpA
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA	Chester Solar IV SpA
Amount of guarantees	₩ 1,064
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA	KOSPO Chile SpA
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA	Chester Solar V SpA
Amount of guarantees	₩ 277
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA	KOSPO Chile SpA
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Diego de Almagro Solar Spa		Diego de Almagro Solar Spa		Diego de Almagro Solar Spa	Diego de Almagro Solar Spa
Amount of guarantees	₩ 1,490
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA	KOSPO Chile SpA
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Laurel SpA		Laurel SpA		Laurel SpA	Laurel SpA
Amount of guarantees	₩ 1,092
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	IBK and others		IBK and others		IBK and others	IBK and others
Name of Principal obligor	YeongGwang Yaksu Wind Electric. Co., Ltd.		YeongGwang Yaksu Wind Electric. Co., Ltd.		YeongGwang Yaksu Wind Electric. Co., Ltd.	YeongGwang Yaksu Wind Electric. Co., Ltd.
Amount of guarantees	₩ 312
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.	Hyundai Green Power Co., Ltd.
Amount of guarantees	₩ 132,774
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	Mizuho Bank		Mizuho Bank		Mizuho Bank	Mizuho Bank
Name of Principal obligor	PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power	PT. Cirebon Electric Power
Amount of guarantees | $			$ 10,038
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	SMBC		SMBC		SMBC	SMBC
Name of Principal obligor	PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power	PT Wampu Electric Power
Amount of guarantees | $			$ 5,271
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.	Green Energy Electricity Generation Co., Ltd.
Amount of guarantees	₩ 25
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	IBK and others		IBK and others		IBK and others	IBK and others
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.	Green Energy Electricity Generation Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Yaksu ESS Co., Ltd		Yaksu ESS Co., Ltd		Yaksu ESS Co., Ltd	Yaksu ESS Co., Ltd
Amount of guarantees	₩ 454
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Namjeongsusang Solar Power Operatin Co., Ltd.		Namjeongsusang Solar Power Operatin Co., Ltd.		Namjeongsusang Solar Power Operatin Co., Ltd.	Namjeongsusang Solar Power Operatin Co., Ltd.
Amount of guarantees	₩ 103
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.
Amount of guarantees	₩ 4,682
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.
Amount of guarantees	₩ 1,096
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Goesan Solar Park Co., Ltd.		Goesan Solar Park Co., Ltd.		Goesan Solar Park Co., Ltd.	Goesan Solar Park Co., Ltd.
Amount of guarantees	₩ 1,684
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	IBK and others		IBK and others		IBK and others	IBK and others
Name of Principal obligor	Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.	Bitgoel Eco Energy Co., Ltd.
Amount of guarantees	₩ 29
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name of Guarantee	IBK and others		IBK and others		IBK and others	IBK and others
Name of Principal obligor	Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.	Bitgoel Eco Energy Co., Ltd.
Amount of guarantees	₩ 0	[2]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)	DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Amount of guarantees	₩ 0	[9]
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	NH investment & securities Co., Ltd. and others		NH investment & securities Co., Ltd. and others		NH investment & securities Co., Ltd. and others	NH investment & securities Co., Ltd. and others
Name of Principal obligor	DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)	DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Amount of guarantees	₩ 76,800	[2],[10]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	S-Power Co., Ltd.		S-Power Co., Ltd.		S-Power Co., Ltd.	S-Power Co., Ltd.
Amount of guarantees	₩ 110,292
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others	UniCredit Bulbank and others
Name of Principal obligor	RES Technology AD		RES Technology AD		RES Technology AD	RES Technology AD
Amount of guarantees	₩ 15,930
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others	UniCredit Bulbank and others
Name of Principal obligor	ASM-BG Investicii AD		ASM-BG Investicii AD		ASM-BG Investicii AD	ASM-BG Investicii AD
Amount of guarantees	₩ 18,200
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	Woori Bank		Woori Bank		Woori Bank	Woori Bank
Name of Principal obligor	Expressway Solar-light Power Generation Co., Ltd.		Expressway Solar-light Power Generation Co., Ltd.		Expressway Solar-light Power Generation Co., Ltd.	Expressway Solar-light Power Generation Co., Ltd.
Amount of guarantees	₩ 2,500	[2],[11]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Goseong Green Power Co., Ltd.		Goseong Green Power Co., Ltd.		Goseong Green Power Co., Ltd.	Goseong Green Power Co., Ltd.
Amount of guarantees	₩ 2,186
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.	Gangneung Eco Power Co., Ltd.
Amount of guarantees	₩ 2,368
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	PND solar Co., Ltd.		PND solar Co., Ltd.		PND solar Co., Ltd.	PND solar Co., Ltd.
Amount of guarantees	₩ 1,149
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	Samsung Life Insurance and others		Samsung Life Insurance and others		Samsung Life Insurance and others	Samsung Life Insurance and others
Name of Principal obligor	Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.	Hyundai Eco Energy Co., Ltd.
Amount of guarantees	₩ 4,250
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK	IBK
Name of Principal obligor	Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.
Amount of guarantees	₩ 2,195
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Cheongsong Myeonbongsan Wind Power Plant Co., Ltd.		Cheongsong Myeonbongsan Wind Power Plant Co., Ltd.		Cheongsong Myeonbongsan Wind Power Plant Co., Ltd.	Cheongsong Myeonbongsan Wind Power Plant Co., Ltd.
Amount of guarantees	₩ 4,124
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Youngam Solar Power Co., Ltd.		Youngam Solar Power Co., Ltd.		Youngam Solar Power Co., Ltd.	Youngam Solar Power Co., Ltd.
Amount of guarantees	₩ 6,042
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Samsu Wind Power Co., Ltd.		Samsu Wind Power Co., Ltd.		Samsu Wind Power Co., Ltd.	Samsu Wind Power Co., Ltd.
Amount of guarantees	₩ 2,607
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others	Woori Bank and others
Name of Principal obligor	Saemangeum Heemang Photovoltaic Co., Ltd.		Saemangeum Heemang Photovoltaic Co., Ltd.		Saemangeum Heemang Photovoltaic Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.
Amount of guarantees	₩ 11,022
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others	Hana Bank and others
Name of Principal obligor	Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.	Noeul Green Energy Co., Ltd.
Amount of guarantees	₩ 4,197
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.	Busan Green Energy Co., Ltd.
Amount of guarantees	₩ 8,778
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others	Woori Bank and others
Name of Principal obligor	Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.
Amount of guarantees	₩ 3,453
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Plant Service & Engineering Co., Ltd.		KEPCO Plant Service & Engineering Co., Ltd.		KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Plant Service & Engineering Co., Ltd.
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank	Shinhan Bank
Name of Principal obligor	Incheon New Power Co., Ltd.		Incheon New Power Co., Ltd.		Incheon New Power Co., Ltd.	Incheon New Power Co., Ltd.
Amount of guarantees	₩ 0	[12]
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Plant Service & Engineering Co., Ltd.		KEPCO Plant Service & Engineering Co., Ltd.		KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Plant Service & Engineering Co., Ltd.
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank	Shinhan Bank
Name of Principal obligor	Incheon New Power Co., Ltd.		Incheon New Power Co., Ltd.		Incheon New Power Co., Ltd.	Incheon New Power Co., Ltd.
Amount of guarantees	₩ 0	[2]

[1]	The credit limits of guarantees to RE Holiday Holdings LLC and RE Barren Ridge 1 Holdings LLC include the credit limits of guarantees to their subsidiaries.
[2]	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.
[3]	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.
[4]	This includes a guarantee for the shareholder's capital payment in connection with the business of 190MW gas complex thermal power plant in Jamaica. EWP Barbados 1 SRL's capital contribution amount is USD 18,400 thousand and there is no residual guarantee amount among total collateral limit.
[5]	This includes a guarantee related to LC for debt repayment allowance provided to DE Energia SpA, a joint venture of the Company.
[6]	The Company provided a payment guarantee to Daehan Wind Power PSC for opening LC for Debt Service Reserve Account (DSRA).
[7]	Controlling and non-controlling common shareholders of Samcheok Eco Materials Co., Ltd. have pre-emption rights, if preferred shareholders intend to sell their shares until December 26, 2023. The promised yield of the preferred stock is guaranteed through the transaction. As of December 31, 2020, the Company has recognized derivative liabilities of KRW6,760 million related to the guarantee. Meanwhile, the Company is under an agreement with Samcheok Eco Materials Co., Ltd. that if a damage incurs related to the fulfillment of obligations pursuant to the mandatory contract of coal ash supply, compensation for the expected amount of the damage should be settled.
[8]	The Company recognized an impairment loss on all of the equity securities of Naepo Green Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is KRW29,200 million.
[9]	The Company recognized an impairment loss on all of the equity securities of DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) before the prior year, and the acquisition cost of the securities provided as collateral is KRW47,067 million.
[10]	Pursuant to the guarantee agreement, the Company recognized other provisions of KRW26,772 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.
[11]	The Company has granted the right to Hana Financial Investment Co., Ltd., as an agent for the creditors to Expressway Solar-light Power Generation Co., Ltd. ("ESPG"), to the effect that in the event of acceleration of ESPG's payment obligations under certain borrowings to such creditors, Hana Financial may demand the Company to dispose of shares in ESPG held by the Company and apply the resulting proceeds to repayment of ESPG's obligations.
[12]	The Company recognized an impairment loss on all of the equity securities of Incheon New Power Co., Ltd. during the year ended December 31, 2019, and the acquisition cost of the securities provided as collateral is W461 million.